Loans Payable — Financial Institution (Details) - Schedule of Loans Payable Financial Institution - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Schedule of Loans Payable Financial Institution [Line Items]
Carrying amount	$ 59,446	$ 69,104
Japan Finance Corporation [Member]
Schedule of Loans Payable Financial Institution [Line Items]
Currency	JPY	JPY
Period	January 2022– December 2028	January 2022– December 2028
Interest rate	1.66%	1.66%
Third Party guarantee
Directors’ Personal guarantee	Guaranteed by Mr. Weicheng Hsiao	Guaranteed by Mr. Weicheng Hsiao
Carrying amount	$ 59,446	$ 69,104